Vessel Revenue, net and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Statement of Operations Derived from Spot Charter, Time Charters and Pool Agreements	The following table presents the Company’s statement of operations figures derived from spot charter, time charters and pool agreements for the year ended December 31, 2023 and from inception (January 20, 2022) through December 31, 2022:

	December 31,	From January 20, 2022 through December 31,
	2023	2022
Vessel revenues from spot charters, net of commissions	4,313	9,236
Vessel revenues from time charters and pool agreements, net of commissions	31,754	13,548
Total	36,067	22,784

Trade Accounts Receivable Disaggregated by Revenue Source	The following table presents the Company’s accounts receivable trade disaggregated by revenue source as at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Accounts receivable trade from spot charters	-	2
Accounts receivable trade from time charters	252	777
Total	252	779

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the year ended December 31, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2023	2022
A	22%	-
B	21%	-
C	12%	-
D	12%	15%
E	10%	-
F	-	25%
G	-	20%
H	-	19%
I	-	15%
Total	77%	94%

Voyage Expenses from Time Charters, Spot Charters and for Unfixed Periods
The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the period from for the year ended December 31, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:
	December 31, 2023	From January 20, 2022 through December 31, 2022
Voyage expenses from time charters	1,424	178
Voyage expenses from spot charters	1,039	4,802
Voyage expenses for unfixed periods	644	265
Total	3,107	5,245